Basis of Consolidation and Accounting Policies - Additional Information (Detail)		12 Months Ended
	Mar. 01, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Useful life of intangible assets	15 years
Period of expected credit loss recognized		12 months
Due period of financial liabilities to be settled		12 months
Applicable tax rate		27.725%	27.725%
Short term lease term of contract		12 months
Mynaric AG And German Subsidiaries
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Applicable tax rate		27.725%
Mynaric AG And US Subsidiaries
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Applicable tax rate		29.84%
Corporation Tax | Mynaric AG And German Subsidiaries
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Applicable tax rate		15.00%
Surcharge | Mynaric AG And German Subsidiaries
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Applicable tax rate		5.50%
Trade Tax | Mynaric AG And German Subsidiaries
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Applicable tax rate		11.90%
Federal Tax | Mynaric AG And US Subsidiaries
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Applicable tax rate		21.00%
State Tax | Mynaric AG And US Subsidiaries
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Applicable tax rate		8.84%
Past Due
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Information about credit risk past due financial asset		30 days
Computer equipment
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Useful life of property plant and equipment		3 years
Bottom of range | Real Estate
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Useful life of leases		3 years
Bottom of range | Other Leases
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Useful life of leases		2 years
Bottom of range | Plant and equipment
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Useful life of property plant and equipment		3 years
Top of range | Real Estate
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Useful life of leases		10 years
Top of range | Other Leases
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Useful life of leases		3 years
Top of range | Plant and equipment
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Useful life of property plant and equipment		14 years
Software And Licenses | Bottom of range
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Useful life of intangible assets		3 years
Software And Licenses | Top of range
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Useful life of intangible assets		8 years
Capitalised development expenditure | Bottom of range
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Useful life of intangible assets		12 years
Capitalised development expenditure | Top of range
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Useful life of intangible assets		15 years